Debt (Summary of Debt) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)	$ 8,263,165,000	$ 7,131,231,000
Senior unsecured notes	1,347,159,000	1,350,855,000
Revolving credit facility debt	0	295,870,000
Debt Fiscal Year Maturity [Abstract]
Collateral Property Net Carrying Value	9,400,000,000
Unsecured Debt [Member]
Debt Fiscal Year Maturity [Abstract]
2015	500,000,000
2016	0
2017	0
2018	0
2019	450,000,000
Thereafter	400,000,000
Notes And Mortgages Payable Fixed Rate [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)	6,499,396,000	6,439,371,000
Interest Rate, End of Period (in percentage)	4.46%
Notes And Mortgages Payable Variable Rate [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)	1,763,769,000	691,860,000
Interest Rate, End of Period (in percentage)	2.20%
Total Notes And Mortgages Payable [Member]
Debt Instrument [Line Items]
Mortgages payable (in US Dollars)	8,263,165,000	7,131,231,000
Interest Rate, End of Period (in percentage)	3.98%
Debt Fiscal Year Maturity [Abstract]
2015	407,229,000
2016	1,399,378,000
2017	609,680,000
2018	240,674,000
2019	979,197,000
Thereafter	4,624,897,000
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Senior unsecured notes	1,347,159,000	1,350,855,000
Interest Rate, End of Period (in percentage)	3.89%
Unsecured Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Revolving credit facility debt	0	295,870,000
Interest Rate, End of Period (in percentage)
Unsecured Debt [Member]
Debt Instrument [Line Items]
Unsecured Debt And Revolving Credit Facility	$ 1,347,159,000	$ 1,646,725,000
Interest Rate, End of Period (in percentage)	3.89%